UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment |_|; Amendment Number: _______

      This Amendment (Check only one): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shenkman Capital Management, Inc.
Address: 461 Fifth Avenue, 22nd Floor
         New York, New York 10017

Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard H. Weinstein
Title:   Executive Vice President
Phone:   212-867-9090

Signature, Place, and Date of Signing:

    /s/ Richard H. Weinstein       New York, New York      November 10, 2011
    ------------------------       ------------------      -----------------
          [Signature]                [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      58

Form 13F Information Table Value Total:      $783,549
                                             (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            None.

                     SHENKMAN CAPITAL MANAGEMENT, INC.          13F SECURITIES HOLDINGS          AS OF 9/30/11

                                   TITLE                                                                         VOTING AUTHORITY
                                    OF                     VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER  ---------------------
      NAME OF ISSUER               CLASS         CUSIP    (X$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1  007903AN7   11,694   11,550,000  PRN           Sole             11,550,000
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0  007903AL1   46,805   47,278,000  PRN           Sole             47,278,000
AFFILIATED MANAGERS GROUP     NOTE 3.950% 8/1  008252AL2   11,466   10,830,000  PRN           Sole             10,830,000
ALERE INC                     NOTE 3.000% 5/1  01449JAA3    4,427    5,120,000  PRN           Sole              5,120,000
ALLIANCE DATA SYSTEMS CORP    NOTE 1.750% 8/0  018581AD0    3,166    2,495,000  PRN           Sole              2,495,000
AMGEN INC                     NOTE 0.375% 2/0  031162AQ3    4,782    4,860,000  PRN           Sole              4,860,000
ARCHER DANIELS MIDLAND CO     NOTE 0.875% 2/1  039483AW2    7,214    7,255,000  PRN           Sole              7,255,000
ARRIS GROUP INC               NOTE 2.000%11/1  04269QAC4    8,125    8,025,000  PRN           Sole              8,025,000
ARVINMERITOR INC              NOTE 4.625% 3/0  043353AF8    3,864    5,035,000  PRN           Sole              5,035,000
AVIS BUDGET GROUP             NOTE 3.500%10/0  053774AB1    7,264    7,420,000  PRN           Sole              7,420,000
BARRETT BILL CORP             NOTE 5.000% 3/1  06846NAA2   12,143   12,075,000  PRN           Sole             12,075,000
BRISTOW GROUP INC             NOTE 3.000% 6/1  110394AC7   18,239   18,635,000  PRN           Sole             18,635,000
CAL DIVE INTL INC             NOTE 3.250%12/1  127914AB5   39,102   39,395,000  PRN           Sole             39,395,000
CASELLA WASTE SYS INC         CL A             147448104    2,954      561,684  SH            Sole                561,684
CENTRAL EUROPEAN MEDIA        NOTE 5.000%11/1  153443AH9    4,297    6,205,000  PRN           Sole              6,205,000
CHARLES RIV LABS INTL INC     NOTE 2.250% 6/1  159864AB3    9,561    9,725,000  PRN           Sole              9,725,000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1  165167BZ9   36,666   38,520,000  PRN           Sole             38,520,000
CUMULUS MEDIA INC             CL A             231082108    1,775      625,000  SH            Sole                625,000
ENERSYS                       NOTE 3.375% 6/0  29275YAA0    1,888    2,000,000  PRN           Sole              2,000,000
EQUINIX INC                   NOTE 2.500% 4/1  29444UAF3   10,529   10,335,000  PRN           Sole             10,335,000
EURONET WORLDWIDE INC         NOTE 3.500%10/1  298736AF6    7,824    7,795,000  PRN           Sole              7,795,000

                     SHENKMAN CAPITAL MANAGEMENT, INC.          13F SECURITIES HOLDINGS          AS OF 9/30/11

                                   TITLE                                                                         VOTING AUTHORITY
                                    OF                     VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER  ---------------------
      NAME OF ISSUER               CLASS         CUSIP    (X$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
EXTERRAN HLDGS INC            NOTE 4.250% 6/1  30225XAA1    4,883    5,250,000  PRN           Sole              5,250,000
GENERAL CABLE CORP DEL NEW    NOTE 0.875%11/1  369300AD0   26,705   28,870,000  PRN           Sole             28,870,000
GILEAD SCIENCES INC           NOTE 1.000% 5/0  375558AN3    8,959    8,215,000  PRN           Sole              8,215,000
GOODRICH PETE CORP            NOTE 5.000%10/0  382410AC2   10,206   11,340,000  PRN           Sole             11,340,000
GROUP 1 AUTOMOTIVE INC        FRNT 2.250% 6/1  398905AE9   15,341   15,765,000  PRN           Sole             15,765,000
HANOVER COMPRESSOR CO         NOTE 4.750% 1/1  410768AE5   21,570   22,705,000  PRN           Sole             22,705,000
HEALTH CARE REIT INC          NOTE 3.000%12/0  42217KAR7    8,250    7,765,000  PRN           Sole              7,765,000
HERCULES OFFSHORE INC         NOTE 3.375% 6/0  427093AD1    5,344    6,375,000  PRN           Sole              6,375,000
HOLOGIC INC                   FRNT 2.000%12/1  436440AA9   35,225   37,422,000  PRN           Sole             37,422,000
HORNBECK OFFSHORE SVCS INC N  FRNT 1.625%11/1  440543AE6   21,873   23,285,000  PRN           Sole             23,285,000
ICONIX BRAND GROUP INC        NOTE 1.875% 6/3  451055AB3   25,490   25,715,000  PRN           Sole             25,715,000
INTERPUBLIC GROUP COS INC     NOTE 4.250% 3/1  460690BA7   10,785   10,665,000  PRN           Sole             10,665,000
LEAP WIRELESS INTL INC        NOTE 4.500% 7/1  521863AL4   34,180   38,405,000  PRN           Sole             38,405,000
LEVEL 3 COMMUNICATIONS INC    NOTE 3.500% 6/1  52729NBK5   17,431   17,685,000  PRN           Sole             17,685,000
LIBERTY MEDIA CORP NEW        DEB 3.125% 3/3   530718AF2    7,152    6,630,000  PRN           Sole              6,630,000
LIFEPOINT HOSPITALS INC       NOTE 3.500% 5/1  53219LAH2   18,997   18,700,000  PRN           Sole             18,700,000
LINEAR TECHNOLOGY CORP        NOTE 3.000% 5/0  535678AC0   11,819   11,625,000  PRN           Sole             11,625,000
LIVE NATION ENTERTAINMENT IN  NOTE 2.875% 7/1  538034AB5    3,577    3,985,000  PRN           Sole              3,985,000
LUCENT TECHNOLOGIES INC       DBCV 2.875% 6/1  549463AH0   28,006   30,195,000  PRN           Sole             30,195,000
MEDTRONIC INC                 NOTE 1.625% 4/1  585055AM8    5,293    5,290,000  PRN           Sole              5,290,000
MGM RESORTS INTERNATIONAL     NOTE 4.250% 4/1  55303QAE0    5,083    5,775,000  PRN           Sole              5,775,000
MICRON TECHNOLOGY INC         NOTE 1.875% 6/0  595112AH6   29,178   30,835,000  PRN           Sole             30,835,000
MOLSON COORS BREWING CO       NOTE 2.500% 7/3  60871RAA8    3,111    2,945,000  PRN           Sole              2,945,000
MYLAN INC                     NOTE 1.250% 3/1  628530AG2   11,928   11,935,000  PRN           Sole             11,935,000

                     SHENKMAN CAPITAL MANAGEMENT, INC.          13F SECURITIES HOLDINGS          AS OF 9/30/11

                                   TITLE                                                                         VOTING AUTHORITY
                                    OF                     VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER  ---------------------
      NAME OF ISSUER               CLASS         CUSIP    (X$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
NUVASIVE INC                  NOTE 2.750% 7/0  670704AC9    6,112    7,320,000  PRN           Sole              7,320,000
PANTRY INC                    NOTE 3.000%11/1  698657AL7   13,852   14,080,000  PRN           Sole             14,080,000
PROLOGIS                      NOTE 2.250% 4/0  74340XAQ4      249      250,000  PRN           Sole                250,000
PROLOGIS                      NOTE 3.250% 3/1  74340XAT8    7,731    7,855,000  PRN           Sole              7,855,000
RAYONIER TRS HLDGS INC        NOTE 3.750%10/1  75508AAB2    1,663    1,500,000  PRN           Sole              1,500,000
SANDISK CORP                  NOTE 1.000% 5/1  80004CAC5   33,999   35,050,000  PRN           Sole             35,050,000
SBA COMMUNICATIONS CORP       NOTE 1.875% 5/0  78388JAN6    9,756    9,415,000  PRN           Sole              9,415,000
SESI L L C                    NOTE 1.500%12/1  78412FAH7    9,271    9,300,000  PRN           Sole              9,300,000
SONIC AUTOMOTIVE INC          NOTE 5.000%10/0  83545GAQ5    3,510    3,200,000  PRN           Sole              3,200,000
STEWART ENTERPRISES INC       NOTE 3.125% 7/1  860370AH8    5,004    4,970,000  PRN           Sole              4,970,000
TEVA PHARMACEUTICAL FIN LLC   DBCV 0.250% 2/0  88163VAE9    5,986    5,790,000  PRN           Sole              5,790,000
TRINITY INDS INC              NOTE 3.875% 6/0  896522AF6   59,851   64,835,000  PRN           Sole             64,835,000
UNISOURCE ENERGY CORP         NOTE 4.500% 3/0  909205AB2    2,394    2,235,000  PRN           Sole              2,235,000

                                          TOTAL (x$1,000) 783,549